PIMCO Variable Insurance Trust

Supplement dated March 31, 2023 to the Administrative Class Prospectus,

Advisor Class and Class M Prospectus and Institutional Class Prospectus,

each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that David Forgash has been elected as a Managing Director of PIMCO. Effective immediately, all disclosure in the Prospectuses with respect to the Portfolio concerning Mr. Forgash’s position at PIMCO is revised to state that Mr. Forgash is a Managing Director.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_033123

PIMCO Variable Insurance Trust

Supplement dated March 31, 2023 to the PIMCO High Yield Portfolio

Administrative Class Prospectus, PIMCO High Yield Portfolio Advisor Class Prospectus and

PIMCO High Yield Portfolio Institutional Class Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio

Pacific Investment Management Company LLC (“PIMCO”) has announced that David Forgash has been elected as a Managing Director of PIMCO. Effective immediately, all disclosure in the Prospectuses concerning Mr. Forgash’s position at PIMCO is revised to state that Mr. Forgash is a Managing Director.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_033123